COMMITMENTS AND CONTINGENT LIABILITIES - Schedule of Indemnified Liabilities Related to the MOU (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Total environmental related liabilities	$ 275	$ 300
MOU Agreement
Loss Contingencies [Line Items]
Current indemnification liabilities	99	87
Long-term indemnification liabilities	123	119
Total indemnified liabilities accrued under the MOU	222	206
Environmental remediation indemnified related liabilities: | Chemours
Loss Contingencies [Line Items]
Total environmental related liabilities	146	152
Environmental remediation indemnified related liabilities: | Chemours | Fayetteville
Loss Contingencies [Line Items]
Total environmental related liabilities	$ 128	$ 139